Provisions - Summary of provision (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023
Disclosure of other provisions [line items]
Beginning Balance	$ 9,603	$ 7,517
Provisions made	19,655	18,456
Provisions used	(21,416)	(16,536)
Effect of change in exchange rate	(25)	166
Ending Balance	7,817	9,603
Chargebacks
Disclosure of other provisions [line items]
Beginning Balance	1,596	977
Provisions made	10,355	9,295
Provisions used	(10,119)	(8,676)
Effect of change in exchange rate	0
Ending Balance	1,832	1,596
Rebates
Disclosure of other provisions [line items]
Beginning Balance	5,505	5,055
Provisions made	8,148	6,112
Provisions used	(9,878)	(5,830)
Effect of change in exchange rate	(25)	168
Ending Balance	3,750	5,505
Returns
Disclosure of other provisions [line items]
Beginning Balance	2,262	1,485
Provisions made	666	1,086
Provisions used	(693)	(309)
Effect of change in exchange rate	0	0
Ending Balance	2,235	2,262
Other
Disclosure of other provisions [line items]
Beginning Balance	240	0
Provisions made	486	1,963
Provisions used	(726)	(1,721)
Effect of change in exchange rate	0	(2)
Ending Balance	$ 0	$ 240